Leases - Sale and Leaseback (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases
Cash outflow for leases	€ 3,770	€ 3,567	€ 3,067
Vantage Towers
Leases
Gains on disposals of investments			€ 680
Vodafone Spain [Member]
Leases
Gain on proportion of sold asset that has been retained through the leaseback	€ 121